Leases	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
LEASES
12.	LEASES

Leases are classified as operating lease and finance lease in accordance with ASC 842. The Group’s operating leases mainly related to offices facilities, land use rights and IDC facilities. For leases with terms greater than 12 months, the Group records the related asset and obligation at the present value of lease payments over the term.

As of December 31, 2020 and 2021, the operating lease’s weighted average remaining lease terms were 8.6 years and 8.9 years, respectively, and weighted average discount rates were 5.46% and 5.55%, respectively. As of December 31, 2020 and 2021, the finance lease’s weighted average remaining lease terms were 2.0 years and 2.2 years, respectively, and weighted average discount rates were 5.50% and 5.50%, respectively.

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Finance lease
Computer equipment	40,882	118,997	18,673
Accumulated depreciation	(11,434)	(23,215)	(3,643)
Computer equipment, net	29,448	95,782	15,030
Finance lease liabilities, current portion	17,767	42,853	6,725
Finance lease liabilities	11,513	43,058	6,757
Total finance lease liabilities	29,280	85,911	13,482

The components of lease costs were as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating lease costs(i)	183,578	173,815	202,862	31,833
Finance lease costs
Amortization of finance lease assets	579	25,010	12,856	2,017
Interest on lease liabilities	—	4,251	1,866	293
Total finance lease costs	579	29,261	14,722	2,310

(i)  Excluding cost of short-term contracts. Short-term lease costs for the years ended December 31, 2019, 2020 and 2021 were RMB357 million, RMB451 million and RMB328 million (US$51 million), respectively.

Finance lease costs were recorded as cost of revenues and interest expenses. For the years ended December 31, 2019, 2020 and 2021, the amount of interest expense for finance leases was nil, RMB4,251 and RMB1,866 (US$293). Variable lease costs were immaterial for the years ended December 31, 2019, 2020 and 2021. For the years ended December 31, 2019, 2020 and 2021, no lease costs for operating and finance leases were capitalized.

Cash paid for amounts included in the measurement of lease liabilities:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating cash payments for operating leases	208,560	208,493	190,407	29,879
Operating cash payments for finance leases	—	662	1,004	158
Financing cash payments for finance leases	397	9,020	14,473	2,271

Lease assets obtained in exchange for lease obligations:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating leases	323,242	359,168	36,515	5,730
Finance leases	18,950	15,208	75,693	11,878

Future lease payments under lease liabilities as of December 31, 2021 were as follows:

	Operating leases		Finance leases
	RMB	US$	RMB	US$
Year ending December 31,
2022	175,848	27,594	42,005	6,592
2023	148,218	23,259	31,533	4,948
2024	79,884	12,536	27,954	4,387
2025	76,306	11,974	—	—
2026	70,717	11,097	—	—
Thereafter	464,191	72,842	—	—
Total future lease payments	1,015,164	159,302	101,492	15,927
Less: Imputed interest	(217,886)	(34,191)	(15,581)	(2,445)
Total lease liability balance	797,278	125,111	85,911	13,482